Angel Oak Mortgage Trust 2023-3 ABS-15G

Exhibit 99.36

Loan Id	Lease In Place Flag	Actual In Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Rental Income Used for Property DSCR Calculation	Rental Source for Property DTI Calculation	Property DTI	PITIA
2023030925	No	XXX	XXX	1007 Appraisal	XXX	Appraisal	XXX	XXX